UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


       Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:                   |_|;  Amendment Number: ____

This Amendment (Check only one.) :         |_|   is a restatement
                                           |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward B. Goodnow

Address:     9 Old King's Highway South
             Suite 300
             Darien, CT  06820


Form 13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter J. Gavey
Title: Director
Phone: 203-655-6272


Signature, Place and Date of Signing


/s/ Edward B. Goodnow              Darien, CT               November 15, 2004
-----------------------        -----------------          ---------------------
     [Signature]                  [City, State]               [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here is all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         47

Form 13F Information Table Value Total:         $209,703
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F Report for Quarter Ended September 30, 2004
Name of Reporting Manager:  Edward B. Goodnow
13F File No.: 028-03087
Edward B. Goodnow

                                                              VALUE    SHARES/   SH/ PUT/   INVESTMNT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (x$1000)  PRN AMT   PRN CALL   DISCRETN   MGRS  SOLE      SHARED  NONE
--------------                  --------------   -----       --------  -------   --- ----   --------   ----  ----      ------  ----
AGERE SYS INC                   COMMON           00845V100    1,530    1,456,840  SH         SOLE             1,456,840
ALLIANT TECHSYSTEMS INC         COMMON           018804104    6,752      111,600  SH         SOLE               111,600
AMPHENOL CORP-CL A              COMMON           032095101   10,261      299,490  SH         SOLE               299,490
BEAZER HOMES USA INC            COMMON           07556Q105    1,986       18,580  SH         SOLE                18,580
BERKSHIRE HATHAWAY INC-DEL      COMMON           084670108   31,194          360  SH         SOLE                   360
CAREER EDUCATION CORP           OTC IS           141665109    7,341      258,200  SH         SOLE               258,200
CAREMARK RX INC                 COMMON           141705103      321       10,000  SH         SOLE                10,000
CARMAX INC                      COMMON           143130102    3,818      177,150  SH         SOLE               177,150
CHARMING SHOPPES INC            OTC IS           161133103    1,408      197,705  SH         SOLE               197,705
CINCINNATI GAS & ELEC CO        PREFER           172070203    1,469       19,920  SH         SOLE                19,920
CIRCOR INTL INC                 COMMON           17273K109    3,242      166,280  SH         SOLE               166,280
CONNECTICUT LIGHT AND POWE      PREFER           207597626      276        7,575  SH         SOLE                 7,575
CORVEL CORP                     OTC IS           221006109    1,359       45,800  SH         SOLE                45,800
CREDIT ACCEPTANCE CORP-MIC      OTC IS           225310101    6,416      338,769  SH         SOLE               338,769
DEVON ENERGY CORP               COMMON           25179M103    2,367       33,330  SH         SOLE                33,330
DIRECTV GROUP INC               COMMON           25459L106    5,128      291,529  SH         SOLE               291,529
DOLLAR GENERAL CORP             COMMON           256669102    6,337      314,501  SH         SOLE               314,501
ECHOSTAR COMMUNICATIONS CO      OTC IS           278762109    9,612      308,880  SH         SOLE               308,880
EXULT INC                       OTC IS           302284104    3,375      641,650  SH         SOLE               641,650
GENESEE & WYOMING INC-CL A      OTC IS           371559105    8,182      323,130  SH         SOLE               323,130
HUTTIG BLDG PRODS INC           COMMON           448451104      993      109,700  SH         SOLE               109,700
IDT CORPORATION                 COMMON           448947309    2,171      144,440  SH         SOLE               144,440
IDX SYSTEMS CORP                OTC IS           449491109    3,945      121,570  SH         SOLE               121,570
INTERACTIVECORP                 OTC IS           44919P102    5,163      234,460  SH         SOLE               234,460
INTERPOOL INC                   COMMON           46062R108   14,011      747,240  SH         SOLE               747,240
IRON MOUNTAIN INC PA            COMMON           462846106    4,650      137,375  SH         SOLE               137,375
LABORATORY CORP AMER HLDGS      COMMON           50540R409   11,075      253,320  SH         SOLE               253,320
LENNAR CORP                     COMMON           526057104    4,119       86,530  SH         SOLE                86,530
LENNAR CORP                     COMMON           526057302      248        5,660  SH         SOLE                 5,660
LESCARDEN INC                   OTC IS           526867106      100      345,000  SH         SOLE               345,000
LIBERTY MEDIA CORP              OTC IS           530718105    4,497      515,768  SH         SOLE               515,768
LIBERTY MEDIA INTL INC          OTC IS           530719103    5,539      166,025  SH         SOLE               166,025
LIFELINE SYS INC                OTC IS           532192101    5,496      225,067  SH         SOLE               225,067
MAXTOR CORP                     OTC IS           577729205      867      166,670  SH         SOLE               166,670
MEDCOHEALTH SOLUTIONS INC       OTC IS           58405U102      309       10,000  SH         SOLE                10,000
OVERSTOCK COM INC DEL           OTC IS           690370101    8,331      226,804  SH         SOLE               226,804
PECO ENERGY CO                  PREFER           693304404      292        3,800  SH         SOLE                 3,800
POWERWAVE TECHNOLOGIES INC      OTC IS           739363109    1,232      200,000  SH         SOLE               200,000
SEALED AIR CORP                 COMMON           81211K100    9,165      197,738  SH         SOLE               197,738
SEI CORP                        OTC IS           784117103    3,170       94,134  SH         SOLE                94,134
SPECTRASITE INC                 OTC IS           84761M104    2,423       52,110  SH         SOLE                52,110
STANCORP FINL GROUP INC         COMMON           852891100      807       11,330  SH         SOLE                11,330
SUMTOTAL SYSTEMS INC            OTC IS           866615107    1,011      204,336  SH         SOLE               204,336
TEKTRONIX INC                   COMMON           879131100      239        7,200  SH         SOLE                 7,200
TOMMY HILFIGER CORP-ORD         COMMON           G8915Z102      658       66,670  SH         SOLE                66,670
TYCO INTERNATIONAL LTD NEW      COMMON           902124106    1,840       60,002  SH         SOLE                60,002
YELLOW CORP                     OTC IS           985577105    4,979      106,190  SH         SOLE               106,190

02810.0001 #523546